Related Party Loans Payable (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 10, 2025	Jun. 14, 2024	Feb. 28, 2025	Jul. 23, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2024	Apr. 30, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum borrowing													$ 10,000,000
Bridge Loan					$ 7,116,335
Interest expense									$ 1,387,493
Advances from related party								$ 300,000	892,028
Interest expense						$ 869,815		1,227,487	2,559,456
Loss on extinguishment debt									$ 2,069,923
NEONC TECHNOLOGIES HOLDINGS, INC.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum borrowing													$ 10,000,000
Bridge Loan											$ 6,555,457			$ 9,802,697
Advances from related party										$ 892,028	3,507,972
Interest expense										2,557,055	$ 2,723,396
Shares issued											50,000
Principal balance					62,500					50,000	$ 50,000	$ 62,500
Outstanding interest					2,250
Interest charge					$ 10,250
Conversion of debt, shares				5,208
Accretion of original issue discount										2,557,055	2,721,747
Loss on extinguishment debt		$ 9,678,541								11,748,464
Prepaid expenses and other										148,705
NEONC TECHNOLOGIES HOLDINGS, INC. | Bridge Loan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bridge Loan										7,337,408	$ 5,968,987
H C W G L L C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares converted		979,039
Due from related party						$ 138,247		$ 138,247		$ 138,247
Executive Chairman [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advances from related party			$ 300,000
Interest expense	$ 300,000
Executive Chairman [Member] | NEONC TECHNOLOGIES HOLDINGS, INC.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advances from related party			$ 11,748,464